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1933 Act/Rule 485(a)

July 2, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Equity Trust

File Nos. 002-16590 and 811-00945

Post-Effective Amendment No. 129

To The Commission Staff:

On behalf of Virtus Equity Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 129 of the Registrant’s Registration Statement on Form N-1A.

This amendment contains disclosure changes that will result from a subadviser change anticipated to occur in September 2020.

Please contact Ralph Summa at (860) 503-1166 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr
Senior Vice President,
Chief Legal Officer
Counsel and Secretary
Virtus Mutual Funds

cc: Ralph Summa

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